Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.33313%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,050,171.40

Principal:
Principal Collections	$13,510,333.86
Prepayments in Full	$7,914,651.18
Liquidation Proceeds	$134,068.79
Recoveries	$77,650.30
Sub Total	$21,636,704.13
Collections	$22,686,875.53

Purchase Amounts:
Purchase Amounts Related to Principal	$168,018.82
Purchase Amounts Related to Interest	$792.83
Sub Total	$168,811.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,855,687.18

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,855,687.18
Servicing Fee	$350,767.82	$350,767.82	$0.00	$0.00	$22,504,919.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,504,919.36
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,504,919.36
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,504,919.36
Interest - Class A-3 Notes	$385,460.65	$385,460.65	$0.00	$0.00	$22,119,458.71
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$21,923,421.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,923,421.38
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$21,860,261.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,860,261.38
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$21,814,982.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,814,982.38
Regular Principal Payment	$19,888,100.53	$19,888,100.53	$0.00	$0.00	$1,926,881.85
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,926,881.85
Residual Released to Depositor	$0.00	$1,926,881.85	$0.00	$0.00	$0.00
Total		$22,855,687.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,888,100.53
Total					$19,888,100.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,888,100.53	$57.47	$385,460.65	$1.11	$20,273,561.18	$58.58
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$19,888,100.53	$18.89	$689,936.98	$0.66	$20,578,037.51	$19.55

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$207,422,772.36	0.5993838	$187,534,671.83	0.5419137
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$365,082,772.36	0.3467929	$345,194,671.83	0.3279012

Pool Information
Weighted Average APR	2.988%	2.982%
Weighted Average Remaining Term	36.08	35.22
Number of Receivables Outstanding	23,010	22,372
Pool Balance	$420,921,381.57	$399,042,213.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$389,820,092.87	$369,603,804.82
Pool Factor	0.3685611	0.3494036

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$29,438,408.56
Targeted Overcollateralization Amount	$53,847,541.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,847,541.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$152,095.54
(Recoveries)		58	$77,650.30
Net Loss for Current Collection Period			$74,445.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2122%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0082%
Second Prior Collection Period			-0.7274%
Prior Collection Period			-0.0060%
Current Collection Period			0.2179%
Four Month Average (Current and Prior Three Collection Periods)			-0.1268%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,548	$6,747,681.08
(Cumulative Recoveries)			$1,499,947.81
Cumulative Net Loss for All Collection Periods			$5,247,733.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4595%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,358.97
Average Net Loss for Receivables that have experienced a Realized Loss			$3,390.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	160	$3,636,922.51
61-90 Days Delinquent	0.10%	12	$415,683.24
91-120 Days Delinquent	0.03%	5	$133,255.05
Over 120 Days Delinquent	0.12%	19	$476,564.12
Total Delinquent Receivables	1.17%	196	$4,662,424.92

Repossession Inventory:
Repossessed in the Current Collection Period		8	$148,087.02
Total Repossessed Inventory		13	$256,359.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1475%
Prior Collection Period			0.1782%
Current Collection Period			0.1609%
Three Month Average			0.1622%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2570%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	26

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$1,586,963.48
2 Months Extended	62	$1,431,843.93
3+ Months Extended	7	$146,859.71

Total Receivables Extended	135	$3,165,667.12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer